Subsequent Events (Details) ₪ in Thousands, $ in Thousands					1 Months Ended
	Jan. 06, 2026 USD ($)	Jan. 06, 2026 ILS (₪)	Jan. 01, 2026 USD ($) shares	Jul. 16, 2025 USD ($)	Mar. 31, 2026 USD ($)
Subsequent Events [Line Items]
Amount of net proceeds				$ 2,040
Annual rate					$ 33
Subsequent Event [Member]
Subsequent Events [Line Items]
Payment to purchase raw materials	$ 34	₪ 108
Shares sold (in Shares) | shares			22,115
Gross proceeds			$ 55
Amount of net proceeds			52
Underwriter fee payment amount			$ 2